Loans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans	$ 5,715,556	$ 4,959,573
Current Loan [Member]
Loans	5,715,556	4,958,773
Current Loan [Member] | Loan Impairment [Member]
Loans	0	32,000
Delinquent Loan [Member]
Loans	0	800
Past Due Balances [Member]
Loans	0	0
Past Due Balances [Member] | Loan Impairment [Member]
Loans	0	0
Restructured and Impaired [Member]
Loans	0	32,000
Up To One Month [Member] | Current Loan [Member]
Loans	1,155,222	395,091
From One Month To Three Months [Member] | Current Loan [Member]
Loans	1,475,201	1,110,307
From Three Months To Six Months [Member] | Current Loan [Member]
Loans	962,377	1,095,632
From Six Months To One Year [Member] | Current Loan [Member]
Loans	752,822	767,526
From One Year To Two Years [Member] | Current Loan [Member]
Loans	662,511	539,077
From Two Years To Five Years [Member] | Current Loan [Member]
Loans	692,884	1,000,486
More Than Five Years [Member] | Current Loan [Member]
Loans	$ 14,539	$ 18,654